Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK†† — 96.2%

Communication Services— 13.0%
Alphabet, Cl A*	76	$88,308
Alphabet, Cl C*	76	88,374
AT&T	2,066	60,224
Comcast, Cl A	1,239	42,597
Facebook, Cl A*	260	43,368
Verizon Communications	1,187	63,777
Walt Disney	515	49,749

		436,397

Consumer Discretionary— 12.9%
Amazon.com*	110	214,469
Aptiv PLC	55	2,708
Autoliv	25	1,150
Best Buy	62	3,534
Carnival	76	1,001
eBay	221	6,644
Ford Motor	1,118	5,400
Gap	60	423
General Motors	380	7,896
Hanesbrands	105	826
Hasbro	36	2,576
Hilton Worldwide Holdings	81	5,528
Home Depot	296	55,266
Marriott International, Cl A	80	5,985
McDonald’s	199	32,905
Nordstrom	31	476
Ross Stores	98	8,523
Royal Caribbean Cruises	32	1,029
Starbucks	610	40,101
Target	149	13,852
TJX	330	15,777
Whirlpool	16	1,373
Yum! Brands	83	5,688

		433,130

Consumer Staples— 5.4%
Archer-Daniels-Midland	163	5,734
Bunge	28	1,149
Campbell Soup	48	2,216
Church & Dwight	68	4,364
Clorox	34	5,891
Colgate-Palmolive	233	15,462
Estee Lauder, Cl A	60	9,560
General Mills	171	9,024
Hormel Foods	77	3,591
Kellogg	67	4,019
Kimberly-Clark	92	11,764
Kroger	229	6,897
McCormick	35	4,943
Procter & Gamble	698	76,780
Sysco	143	6,525
Tyson Foods, Cl A	83	4,803
Walgreens Boots Alliance	213	9,745

		182,467

Energy— 0.2%
Kinder Morgan	529	7,364

Financials— 9.2%
Aflac	208	7,122
Allstate	87	7,980
Bank of America	2,305	48,935
Bank of New York Mellon	243	8,184
Citigroup	608	25,609
Discover Financial Services	95	3,389
Equitable Holdings	88	1,271
Goldman Sachs Group	84	12,986
Hartford Financial Services Group	103	3,630

Description	Shares	Fair Value

Huntington Bancshares	303	$2,488
JPMorgan Chase	894	80,487
KeyCorp	287	2,976
Moody’s	43	9,094
Morgan Stanley	332	11,288
Prudential Financial	113	5,892
S&P Global	102	24,995
State Street	100	5,327
US Bancorp	427	14,710
Wells Fargo	1,124	32,259

		308,622

Health Care— 14.7%
Abbott Laboratories	499	39,376
AbbVie	420	32,000
Agilent Technologies	83	5,945
Baxter International	135	10,961
Becton Dickinson	74	17,003
Biogen*	52	16,451
Bristol-Myers Squibb	630	35,116
Cardinal Health	81	3,883
CVS Caremark	376	22,308
Eli Lilly	224	31,073
Gilead Sciences	359	26,839
Illumina*	40	10,925
Jazz Pharmaceuticals*	12	1,197
Johnson & Johnson	735	96,381
Merck	720	55,397
Mylan*	96	1,431
Perrigo	30	1,443
Pfizer	1,513	49,384
ResMed	40	5,892
Teleflex	6	1,757
Thermo Fisher Scientific	112	31,763

		496,525

Industrials— 6.2%
3M	155	21,159
AECOM*	43	1,284
AGCO	19	898
Cintas	22	3,811
Cummins	46	6,225
Deere	88	12,158
Delta Air Lines	163	4,650
Eaton	81	6,293
Emerson Electric	169	8,053
FedEx	63	7,639
General Electric	2,301	18,270
Honeywell International	197	26,357
IHS Markit	76	4,560
Illinois Tool Works	82	11,654
Ingersoll Rand*	42	1,042
Johnson Controls International	152	4,098
ManpowerGroup	16	848
Masco	78	2,697
Nielsen Holdings PLC	71	890
Oshkosh	39	2,509
Owens Corning	30	1,164
Pentair	33	982
Rockwell Automation	33	4,980
Roper Technologies	28	8,730
Stanley Black & Decker	42	4,200
Trane Technologies	48	3,964
United Parcel Service, Cl B	200	18,684
Verisk Analytics, Cl A	43	5,993
Waste Management	105	9,719
WW Grainger	12	2,982
Xylem	49	3,191

		209,684

Information Technology— 27.8%
Accenture, Cl A	126	20,571
Advanced Micro Devices*	275	12,507

Impact Shares

NAACP Minority Empowerment ETF

Schedule of Investments

March 31, 2020 (Unaudited)

Description	Shares	Fair Value

Apple	713	$181,309
Cisco Systems	1,201	47,211
Dell Technologies, Cl C*	44	1,740
DXC Technology	77	1,005
Enphase Energy*	1,271	41,041
First Solar*	1,115	40,207
Hewlett Packard Enterprise	375	3,641
HP	391	6,788
Intel	1,150	62,238
International Business Machines	243	26,956
Mastercard, Cl A	234	56,525
Microsoft	1,378	217,324
Motorola Solutions	45	5,982
NortonLifeLock	169	3,162
Oracle	597	28,853
QUALCOMM	313	21,174
salesforce.com*	225	32,396
SolarEdge Technologies*	509	41,677
Texas Instruments	35	3,497
Visa, Cl A	456	73,470
Workday, Cl A*	41	5,339

		934,613

Materials— 2.5%
Air Products & Chemicals	62	12,376
Amcor	330	2,680
Avery Dennison	23	2,343
Ball	87	5,625
DuPont de Nemours	217	7,399
Eastman Chemical	41	1,910
Ecolab	70	10,908
FMC	36	2,941
Freeport-McMoRan, Cl B	419	2,828
International Flavors & Fragrances	28	2,858
International Paper	115	3,580
Mosaic	98	1,060
Newmont Goldcorp	280	12,679
PPG Industries	68	5,685
Sonoco Products	185	8,575

		83,447

Real Estate— 2.3%
AvalonBay Communities‡	38	5,593
CBRE Group, Cl A*	94	3,545
Equinix‡	22	13,741
Equity Residential‡	96	5,924
Hannon Armstrong Sustainable Infrastructure Capital‡	687	14,022
Healthpeak Properties‡	129	3,077
Iron Mountain‡	83	1,975
Jones Lang LaSalle	14	1,413
Kilroy Realty‡	28	1,784
Prologis‡	171	13,743
SL Green Realty‡	22	948
Ventas‡	103	2,760
Welltower‡	107	4,898
Weyerhaeuser‡	207	3,509

		76,932

Utilities— 2.0%
American Water Works	50	5,978
Atlantica Yield	1,036	23,103
TerraForm Power, Cl A	2,390	37,690

		66,771

Total Common Stock (Cost $3,673,055)		3,235,952

Description	Shares	Fair Value

SHORT-TERM INVESTMENT — 3.8%
Invesco Government & Agency, Cl Institutional, 0.250% (A)	126,160	$126,160

Total Short-Term Investment (Cost $126,160)		126,160

Total Investments - 100.0% (Cost $3,799,215)		$3,362,112

Percentages are based on Net Assets of $3,363,028.

††	More narrow industries are utilized for compliance purposes whereas broad sectors are utilized for reporting purposes.
*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Rate shown represents the 7-day effective yield as of March 31, 2020.

Cl — Class

PLC — Public Limited Company

As of March 31, 2020, all of the Fund’s investments were considered Level 1 of the fair value hierarchy, in accordance with the authoritative guidance under U.S. generally accepted accounting principles.

For the period ended March 31, 2020, there were no transfers in or out of Level 3.

For more information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

IMP-QH-001-0400